Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 12,170	$ 11,508
Energy supply costs	3,371	3,249
Operating expenses	3,250	3,040
Depreciation and amortization	2,057	1,927
Operating income	3,492	3,292
Other income, net	340	288
Finance charges	1,478	1,406
Income tax expense	393	346
Net earnings	1,961	1,828
Non-controlling interests	162	148
Preference share dividends	85	74
Net earnings attributable to common equity shareholders	1,714	1,606
Additions to property, plant and equipment and intangible assets	6,234	5,218
Goodwill	12,527	13,112	$ 12,184
Total assets	74,830	73,486
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	0	0
Depreciation and amortization	0	0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	0	0
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	(11)	(12)
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	12,139	11,473
Energy supply costs	3,371	3,249
Operating expenses	3,189	2,991
Depreciation and amortization	2,050	1,920
Operating income	3,529	3,313
Other income, net	317	296
Finance charges	1,233	1,181
Income tax expense	471	453
Net earnings	2,142	1,975
Non-controlling interests	162	148
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	1,980	1,827
Additions to property, plant and equipment and intangible assets	6,231	5,213
Goodwill	12,527	13,112
Total assets	74,500	73,124
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	2,495	2,229
Energy supply costs	0	0
Operating expenses	628	530
Depreciation and amortization	487	448
Operating income	1,380	1,251
Other income, net	79	96
Finance charges	515	483
Income tax expense	218	200
Net earnings	726	664
Non-controlling interests	134	122
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	592	542
Additions to property, plant and equipment and intangible assets	1,840	1,456
Goodwill	8,423	8,828
Total assets	27,474	27,202
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,913	3,007
Energy supply costs	1,064	1,183
Operating expenses	824	798
Depreciation and amortization	427	404
Operating income	598	622
Other income, net	73	51
Finance charges	167	155
Income tax expense	67	70
Net earnings	437	448
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	437	448
Additions to property, plant and equipment and intangible assets	1,365	1,151
Goodwill	1,896	1,987
Total assets	15,006	14,690
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	1,620	1,372
Energy supply costs	507	393
Operating expenses	688	659
Depreciation and amortization	158	134
Operating income	267	186
Other income, net	72	58
Finance charges	94	79
Income tax expense	54	37
Net earnings	191	128
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	191	128
Additions to property, plant and equipment and intangible assets	481	431
Goodwill	619	649
Total assets	6,463	6,278
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,874	1,665
Energy supply costs	548	423
Operating expenses	450	418
Depreciation and amortization	367	337
Operating income	509	487
Other income, net	54	45
Finance charges	152	155
Income tax expense	74	83
Net earnings	337	294
Non-controlling interests	1	1
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	336	293
Additions to property, plant and equipment and intangible assets	1,270	1,035
Goodwill	913	913
Total assets	10,842	10,156
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	829	817
Energy supply costs	0	0
Operating expenses	199	195
Depreciation and amortization	300	291
Operating income	330	331
Other income, net	8	11
Finance charges	135	135
Income tax expense	21	26
Net earnings	182	181
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	182	181
Additions to property, plant and equipment and intangible assets	598	554
Goodwill	231	231
Total assets	6,508	6,181
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	557	545
Energy supply costs	165	155
Operating expenses	147	141
Depreciation and amortization	83	88
Operating income	162	161
Other income, net	5	6
Finance charges	81	81
Income tax expense	11	14
Net earnings	75	72
Non-controlling interests	0	0
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	75	72
Additions to property, plant and equipment and intangible assets	186	132
Goodwill	235	235
Total assets	2,960	2,807
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,851	1,838
Energy supply costs	1,087	1,095
Operating expenses	253	250
Depreciation and amortization	228	218
Operating income	283	275
Other income, net	26	29
Finance charges	89	93
Income tax expense	26	23
Net earnings	194	188
Non-controlling interests	27	25
Preference share dividends	0	0
Net earnings attributable to common equity shareholders	167	163
Additions to property, plant and equipment and intangible assets	491	454
Goodwill	210	269
Total assets	5,247	5,810
Non-Regulated | Operating segments | Corporate Segment and Other Operating Segment
Segment Reporting Information [Line Items]
Revenue	31	35
Energy supply costs	0	0
Operating expenses	61	49
Depreciation and amortization	7	7
Operating income	(37)	(21)
Other income, net	23	(8)
Finance charges	245	225
Income tax expense	(78)	(107)
Net earnings	(181)	(147)
Non-controlling interests	0	0
Preference share dividends	85	74
Net earnings attributable to common equity shareholders	(266)	(221)
Additions to property, plant and equipment and intangible assets	3	5
Goodwill	0	0
Total assets	$ 341	$ 374